Payden High Income Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (2%
)
60 Chase Auto Owner Trust , 0.00% , 6/25/30 $ 679
1,600,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
7.74% , 1/25/52 CAD (a) (b) 1,095
1,500,000 Exeter Automobile Receivables Trust 2022-2A
144A , 6.34% , 10/15/29 (a) 1,448
1,400,000 Exeter Automobile Receivables Trust 2022-3A
144A , 9.09% , 1/15/30 (a) 1,447
19 Exeter Automobile Receivables Trust 2021-2 ,
0.00% , 2/15/28 1,633
2,311,260 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A , 28.35% , 9/25/28 (a) 2,763
1,250,000 Santander Bank Auto Credit-Linked Notes 2022-
A 144A , 9.97% , 5/15/32 (a) 1,289
2,000,000 Santander Bank Auto Credit-Linked Notes 2022-
B 144A , 11.91% , 8/16/32 (a) 2,013
1,660,000 Santander Bank Auto Credit-Linked Notes 2022-
C 144A , 14.59% , 12/15/32 (a) 1,738
1,000,000 Santander Bank Auto Credit-Linked Notes 2023-
B 144A , 12.24% , 12/15/33 (a) 1,008
80 Santander Consumer Auto Receivables Trust
2021-C , 0.00% , 6/15/28 958
8,727 Santander Drive Auto Receivables Trust 2023-S1
144A , 0.00% , 4/18/28 (a) 1,541
Total Asset Backed (Cost - $17,973)
17,612
Bank Loans(c) (5%
)
1,198,107 Adtalem Global Education Inc. Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 3.500% ) , 8.95% , 8/12/28 1,197
2,968,103 Advantage Sales & Marketing Inc. Term Loan B
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 4.500% ) , 10.09% , 10/28/27 2,954
1,085,642 Avis Budget Car Rental LLC Term Loan C 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.000% ) , 8.43% , 3/16/29 1,088
1,488,749 Caesars Entertainment Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
2.250% ) , 8.66% , 2/06/30 1,490
1,488,750 Central Parent LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
4.000% ) , 9.35% , 7/06/29 1,493
1,985,000 Cloud Software Group Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.500% ) , 9.95% , 3/30/29 1,951
656,696 DirectV Financing LLC Term Loan 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
5.000% ) , 10.65% , 8/02/27 658
2,474,624 First Student Bidco Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.000% ) , 9.45% , 7/21/28 2,474
159,583 Hertz Corp. Term Loan C-EXIT 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
8.70% , 6/30/28 158
831,885 Hertz Corp. Term Loan B-EXIT 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
8.70% , 6/30/28 824
1,691,327 Journey Personal Care Corp. Term Loan 1L , ( 1
mo. Term Secured Overnight Financing Rate +
4.250% ) , 9.70% , 3/01/28 1,679
992,500 Mauser Packaging Solutions Holding Co. Term
Loan B 1L , ( 1 mo. Term Secured Overnight
Financing Rate + 3.000% ) , 9.36% , 8/14/26 995
Principal
or Shares Security Description
Value
(000)
3,464,736 Medline Borrower LP Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.250% ) , 8.45% , 10/23/28 $ 3,463
4,200,000 MIC Glen LLC Term Loan 2L , ( 1 mo. Term
Secured Overnight Financing Rate + 6.750% ) ,
12.18% , 7/20/29 4,148
2,000,000 Naked Juice LLC Term Loan 2L , ( 3 mo. Term
Secured Overnight Financing Rate + 6.500% ) ,
11.45% , 1/24/30 1,634
1,700,000 Nexus Buyer LLC Term Loan 2L , ( 1 mo. Term
Secured Overnight Financing Rate + 6.250% ) ,
11.68% , 11/05/29 1,680
975,000 PetsMart LLC Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.500% ) ,
9.18% , 2/11/28 972
2,489,950 Sinclair Television Group Inc. Term Loan B4 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.750% ) , 9.18% , 4/21/29 2,257
1,270,000 Sotera Health Holdings LLC Term Loan 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.750% ) , 8.20% , 12/11/26 1,269
1,484,962 Spirit Aerosystems Inc. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
3.500% ) , 9.56% , 1/15/27 1,487
990,000 Transdigm Inc. Term Loan H 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 2.250% ) ,
8.60% , 2/22/27 992
1,824,273 U.S. Foods Inc. Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 2.750% ) ,
7.95% , 11/22/28 1,833
787,817 United Airlines Inc. Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.750% ) , 9.20% , 4/21/28 790
Total Bank Loans (Cost - $37,213)
37,486
Corporate Bond (86%
)
Automotive  (5%)
2,500,000 Allison Transmission Inc. 144A , 3.75% ,
1/30/31 (a) 2,188
421,000 American Axle & Manufacturing Inc. , 6.25% ,
3/15/26 415
2,500,000 American Axle & Manufacturing Inc. , 6.50% ,
4/01/27 (d) 2,494
4,300,000 Ford Motor Credit Co. LLC , 2.90% , 2/10/29 3,775
2,000,000 Ford Motor Credit Co. LLC , 3.82% , 11/02/27 1,879
3,250,000 Ford Motor Credit Co. LLC , 4.95% , 5/28/27 3,182
575,000 Ford Motor Credit Co. LLC , 6.80% , 5/12/28 598
200,000 Ford Motor Credit Co. LLC , 7.35% , 3/06/30 214
2,500,000 Goodyear Tire & Rubber Co. , 5.25% , 7/15/31 (d) 2,278
4,000,000 IHO Verwaltungs GmbH , 3.75% , 9/15/26
EUR (b) (e) 4,253
2,750,000 Jaguar Land Rover Automotive PLC 144A ,
5.50% , 7/15/29 (a) 2,638
1,810,000 JB Poindexter & Co. Inc. 144A , 8.75% ,
12/15/31 (a) 1,855
4,500,000 Tenneco Inc. 144A , 8.00% , 11/17/28 (a) 3,924
2,650,000 ZF North America Capital Inc. 144A , 7.13% ,
4/14/30 (a) 2,798
32,491
Banking  (1%)
1,750,000 Intesa Sanpaolo SpA 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600% ) , 4.20% , 6/01/32 (a) (f) 1,450

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,165,000 UniCredit SpA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.750% ) , 5.46% , 6/30/35 (a) (f) $ 2,032
3,482
Basic Industry  (8%)
1,500,000 ARD Finance SA 144A , 6.50% , 6/30/27 (a) 726
2,677,000 Bombardier Inc. 144A , 7.13% , 6/15/26 (a) 2,702
1,000,000 Bombardier Inc. 144A , 8.75% , 11/15/30 (a) 1,051
3,000,000 Builders FirstSource Inc. 144A , 4.25% ,
2/01/32 (a) 2,686
3,000,000 Cleveland-Cliffs Inc. 144A , 6.75% , 4/15/30 (a) 3,030
2,000,000 Coeur Mining Inc. 144A , 5.13% , 2/15/29 (a) (d) 1,823
1,750,000 Eldorado Gold Corp. 144A , 6.25% , 9/01/29 (a) 1,671
2,500,000 Element Solutions Inc. 144A , 3.88% , 9/01/28 (a) 2,287
1,475,000 Emerald Debt Merger Sub LLC 144A , 6.63% ,
12/15/30 (a) 1,492
2,000,000 FMG Resources August 2006 Pty Ltd. 144A ,
4.38% , 4/01/31 (a) 1,802
875,000 FMG Resources August 2006 Pty Ltd. 144A ,
4.50% , 9/15/27 (a) 842
1,500,000 GrafTech Finance Inc. 144A , 4.63% ,
12/15/28 (a) 995
2,500,000 H&E Equipment Services Inc. 144A , 3.88% ,
12/15/28 (a) 2,272
2,000,000 INEOS Quattro Finance 2 PLC 144A , 9.63% ,
3/15/29 (a) 2,103
3,250,000 Kaiser Aluminum Corp. 144A , 4.50% ,
6/01/31 (a) 2,779
4,350,000 KBR Inc. 144A , 4.75% , 9/30/28 (a) 4,016
1,895,000 MasTec Inc. 144A , 6.63% , 8/15/29 (a) 1,769
2,000,000 Mineral Resources Ltd. 144A , 9.25% ,
10/01/28 (a) 2,115
2,350,000 Moog Inc. 144A , 4.25% , 12/15/27 (a) 2,202
750,000 NOVA Chemicals Corp. 144A , 4.25% ,
5/15/29 (a) (d) 632
2,000,000 Novelis Sheet Ingot GmbH , 3.38% , 4/15/29
EUR (b) (e) 2,025
2,000,000 Olympus Water U.S. Holding Corp. 144A ,
9.75% , 11/15/28 (a) 2,118
3,000,000 SCIH Salt Holdings Inc. 144A , 6.63% ,
5/01/29 (a) 2,728
1,650,000 Spirit AeroSystems Inc. 144A , 9.75% ,
11/15/30 (a) 1,734
2,500,000 Standard Industries Inc. 144A , 4.38% ,
7/15/30 (a) 2,274
1,000,000 Standard Industries Inc. 144A , 4.75% ,
1/15/28 (a) 957
3,000,000 TransDigm Inc. , 4.88% , 5/01/29 2,807
600,000 TransDigm Inc. 144A , 6.88% , 12/15/30 (a) 614
250,000 TransDigm Inc. 144A , 7.13% , 12/01/31 (a) 261
1,500,000 Tri Pointe Homes Inc. , 5.70% , 6/15/28 1,477
2,000,000 TriMas Corp. 144A , 4.13% , 4/15/29 (a) 1,783
2,500,000 TTM Technologies Inc. 144A , 4.00% ,
3/01/29 (a) 2,256
60,029
Consumer Finance  (0%)
2,810,000 Synchrony Financial , 7.25% , 2/02/33 2,810
Consumer Goods  (3%)
3,000,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 4.88% ,
2/15/30 (a) 2,870
1,200,000 B&G Foods Inc. 144A , 8.00% , 9/15/28 (a) 1,252
Principal
or Shares Security Description
Value
(000)
1,500,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A , 4.75% ,
1/15/29 (a) $ 1,431
1,725,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A , 9.00% ,
2/15/29 (a) 1,747
1,400,000 Newell Brands Inc. , 6.38% , 9/15/27 1,380
675,000 Newell Brands Inc. , 6.38% , 4/01/36 601
1,800,000 Post Holdings Inc. 144A , 4.50% , 9/15/31 (a) 1,618
900,000 Post Holdings Inc. 144A , 4.63% , 4/15/30 (a) 828
1,000,000 Post Holdings Inc. 144A , 5.50% , 12/15/29 (a) 968
3,250,000 Primo Water Holdings Inc. 144A , 4.38% ,
4/30/29 (a) 2,962
2,000,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A , 4.63% , 3/01/29 (a) 1,721
2,175,000 Spectrum Brands Inc. 144A , 3.88% ,
3/15/31 (a) (d) 2,017
1,500,000 United Natural Foods Inc. 144A , 6.75% ,
10/15/28 (a) 1,262
1,500,000 Winnebago Industries Inc. 144A , 6.25% ,
7/15/28 (a) 1,481
22,138
Energy  (16%)
1,400,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A , 6.63% ,
2/01/32 (a) 1,392
1,156,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A , 9.00% , 11/01/27 (a) 1,466
515,000 Baytex Energy Corp. 144A , 8.50% , 4/30/30 (a) 535
2,500,000 Borr IHC Ltd./Borr Finance LLC 144A , 10.38% ,
11/15/30 (a) 2,599
2,225,000 Callon Petroleum Co. 144A , 7.50% , 6/15/30 (a) 2,345
1,850,000 Canadian Natural Resources Ltd. , 7.20% ,
1/15/32 2,063
1,500,000 Cenovus Energy Inc. , 5.25% , 6/15/37 1,439
1,450,000 CITGO Petroleum Corp. 144A , 8.38% ,
1/15/29 (a) 1,508
1,800,000 Civitas Resources Inc. 144A , 8.63% ,
11/01/30 (a) 1,921
1,650,000 Comstock Resources Inc. 144A , 5.88% ,
1/15/30 (a) 1,431
3,000,000 Continental Resources Inc. 144A , 2.88% ,
4/01/32 (a) 2,450
1,500,000 CVR Energy Inc. 144A , 8.50% , 1/15/29 (a) 1,503
1,800,000 Delek Logistics Partners LP/Delek Logistics
Finance Corp. 144A , 7.13% , 6/01/28 (a) 1,716
1,900,000 Diamondback Energy Inc. , 6.25% , 3/15/33 2,026
2,400,000 Ecopetrol SA , 8.38% , 1/19/36 2,432
2,000,000 Energy Transfer LP , 5.75% , 2/15/33 2,050
800,000 EnQuest PLC 144A , 11.63% , 11/01/27 (a) (d) 760
800,000 EQM Midstream Partners LP 144A , 7.50% ,
6/01/27 (a) 824
1,100,000 EQM Midstream Partners LP 144A , 7.50% ,
6/01/30 (a) 1,181
2,602,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (a) 2,322
5,234,000 Global Marine Inc. , 7.00% , 6/01/28 4,606
4,412,000 Gran Tierra Energy Inc. 144A , 9.50% ,
10/15/29 (a) (d) 3,908
2,000,000 Greenfire Resources Ltd. 144A , 12.00% ,
10/01/28 (a) 2,074
3,500,000 International Petroleum Corp. 144A , 7.25% ,
2/01/27 (a) (e) 3,399

Principal
or Shares Security Description
Value
(000)
3,650,000 Kinetik Holdings LP 144A , 6.63% , 12/15/28 (a) $ 3,703
900,000 Kosmos Energy Ltd. 144A , 7.13% , 4/04/26 (a) 866
2,400,000 Kosmos Energy Ltd. 144A , 7.50% , 3/01/28 (a) 2,223
3,350,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (a) 3,168
1,900,000 Marathon Oil Corp. , 6.80% , 3/15/32 2,065
1,700,000 Moss Creek Resources Holdings Inc. 144A ,
7.50% , 1/15/26 (a) 1,695
2,500,000 Nabors Industries Inc. 144A , 9.13% , 1/31/30 (a) 2,546
1,500,000 Nabors Industries Ltd. 144A , 7.25% , 1/15/26 (a) 1,464
1,400,000 Northriver Midstream Finance LP 144A , 5.63% ,
2/15/26 (a) 1,365
1,900,000 ONEOK Partners LP , 6.65% , 10/01/36 2,069
2,500,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A , 4.50% , 8/15/28 (a) 2,332
3,750,000 Patterson-UTI Energy Inc. , 7.15% , 10/01/33 4,010
1,300,000 PBF Holding Co. LLC/PBF Finance Corp. 144A ,
7.88% , 9/15/30 (a) 1,347
1,500,000 Permian Resources Operating LLC 144A , 7.00% ,
1/15/32 (a) 1,550
1,350,000 Shelf Drilling Holdings Ltd. 144A , 9.63% ,
4/15/29 (a) (d) 1,311
2,000,000 SierraCol Energy Andina LLC 144A , 6.00% ,
6/15/28 (a) 1,687
1,300,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A , 12.00% ,
10/15/26 (a) 1,277
3,300,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A , 7.38% , 2/15/29 (a) 3,294
4,940,000 Talos Production Inc. 144A , 9.38% , 2/01/31 (a) 5,063
2,000,000 TerraForm Power Operating LLC 144A , 4.75% ,
1/15/30 (a) 1,848
1,500,000 Transocean Inc. 144A , 7.50% , 1/15/26 (a) 1,486
1,125,000 Transocean Inc. , 7.50% , 4/15/31 994
750,000 Transocean Inc. 144A , 8.00% , 2/01/27 (a) 745
4,350,000 Valaris Ltd. 144A , 8.38% , 4/30/30 (a) 4,463
2,400,000 Venture Global Calcasieu Pass LLC 144A ,
4.13% , 8/15/31 (a) 2,124
2,225,000 Vital Energy Inc. 144A , 7.75% , 7/31/29 (a) 2,201
1,300,000 Vital Energy Inc. , 9.75% , 10/15/30 1,382
2,250,000 Western Midstream Operating LP , 6.15% ,
4/01/33 2,321
2,200,000 Williams Cos. Inc. , 5.15% , 3/15/34 2,207
110,756
Financial Services  (8%)
2,600,000 Aircastle Ltd. 144A , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.410% ) , 5.25% (a) (f) (g) 2,291
3,950,000 Ally Financial Inc. B , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868% ) , 4.70% (f) (g) 3,214
3,300,000 Compass Group Diversified Holdings LLC 144A ,
5.25% , 4/15/29 (a) 3,146
2,500,000 Enact Holdings Inc. 144A , 6.50% , 8/15/25 (a) 2,496
3,925,000 GGAM Finance Ltd. 144A , 8.00% , 2/15/27 (a) 4,048
2,500,000 goeasy Ltd. 144A , 9.25% , 12/01/28 (a) (d) 2,659
2,000,000 Greystar Real Estate Partners LLC 144A , 7.75% ,
9/01/30 (a) 2,104
2,000,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25% , 5/15/27 1,801
3,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25% , 5/15/26 2,925
1,775,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. 144A , 9.75% , 1/15/29 (a) 1,824
Principal
or Shares Security Description
Value
(000)
900,000 Jane Street Group/JSG Finance Inc. 144A ,
4.50% , 11/15/29 (a) $ 824
3,650,000 Jefferson Capital Holdings LLC 144A , 6.00% ,
8/15/26 (a) 3,515
1,425,000 Jefferson Capital Holdings LLC 144A , 9.50% ,
2/15/29 (a) 1,437
3,600,000 Midcap Financial Issuer Trust 144A , 6.50% ,
5/01/28 (a) 3,291
3,250,000 MPT Operating Partnership LP/MPT Finance
Corp. , 5.25% , 8/01/26 (d) 2,753
2,750,000 Nationstar Mortgage Holdings Inc. 144A ,
5.13% , 12/15/30 (a) 2,475
2,000,000 Navient Corp. , 5.50% , 3/15/29 1,808
1,000,000 Navient Corp. , 5.88% , 10/25/24 1,000
1,000,000 OneMain Finance Corp. , 4.00% , 9/15/30 848
1,250,000 OneMain Finance Corp. , 5.38% , 11/15/29 1,158
350,000 OneMain Finance Corp. , 6.63% , 1/15/28 349
2,500,000 OneMain Finance Corp. , 6.88% , 3/15/25 2,511
800,000 OneMain Finance Corp. , 9.00% , 1/15/29 843
2,500,000 PennyMac Financial Services Inc. 144A , 4.25% ,
2/15/29 (a) 2,269
1,725,000 PennyMac Financial Services Inc. 144A , 7.88% ,
12/15/29 (a) 1,778
2,000,000 PRA Group Inc. 144A , 5.00% , 10/01/29 (a) 1,615
2,000,000 PRA Group Inc. 144A , 7.38% , 9/01/25 (a) 2,014
1,500,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A , 3.88% , 3/01/31 (a) 1,312
58,308
Healthcare  (5%)
2,500,000 Bausch & Lomb Escrow Corp. 144A , 8.38% ,
10/01/28 (a) 2,597
800,000 Bausch Health Cos. Inc. 144A , 4.88% ,
6/01/28 (a) 453
2,050,000 Bausch Health Cos. Inc. 144A , 6.13% ,
2/01/27 (a) 1,299
1,500,000 BellRing Brands Inc. 144A , 7.00% , 3/15/30 (a) 1,537
2,200,000 CHS/Community Health Systems Inc. 144A ,
5.25% , 5/15/30 (a) 1,824
2,500,000 CHS/Community Health Systems Inc. 144A ,
8.00% , 12/15/27 (a) 2,464
2,500,000 DaVita Inc. 144A , 3.75% , 2/15/31 (a) 2,063
925,000 LifePoint Health Inc. 144A , 9.88% , 8/15/30 (a) 947
3,500,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV , 2.88% , 4/30/28 EUR (b) (e) 3,532
3,500,000 Owens & Minor Inc. 144A , 6.63% ,
4/01/30 (a) (d) 3,337
2,400,000 Prestige Brands Inc. 144A , 3.75% , 4/01/31 (a) 2,083
2,750,000 Prime Healthcare Services Inc. 144A , 7.25% ,
11/01/25 (a) 2,739
2,500,000 Select Medical Corp. 144A , 6.25% , 8/15/26 (a) 2,501
3,250,000 Tenet Healthcare Corp. , 4.38% , 1/15/30 3,010
750,000 Tenet Healthcare Corp. , 4.63% , 6/15/28 712
3,000,000 Tenet Healthcare Corp. , 6.13% , 10/01/28 2,992
1,100,000 Tenet Healthcare Corp. , 6.13% , 6/15/30 1,101
1,500,000 Teva Pharmaceutical Finance Netherlands III BV ,
3.15% , 10/01/26 1,397
36,588
Insurance  (2%)
3,000,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A , 6.75% , 10/15/27 (a) 2,931
2,575,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer 144A , 7.00% , 1/15/31 (a) 2,604

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,750,000 Assurant Inc. , ( 3 mo. LIBOR USD + 4.135% ) ,
7.00% , 3/27/48 (d) (f) $ 1,785
3,575,000 Enstar Finance LLC , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006% ) , 5.50% , 1/15/42 (f) 3,163
1,500,000 USI Inc. 144A , 7.50% , 1/15/32 (a) 1,523
12,006
Leisure  (3%)
1,000,000 Carnival Corp. 144A , 5.75% , 3/01/27 (a) 986
2,000,000 Carnival Corp. 144A , 6.00% , 5/01/29 (a) 1,939
3,450,000 Carnival Corp. 144A , 7.63% , 3/01/26 (a) 3,507
2,500,000 Churchill Downs Inc. 144A , 5.75% , 4/01/30 (a) 2,420
2,500,000 Cinemark USA Inc. 144A , 5.25% , 7/15/28 (a) 2,308
1,350,000 Light & Wonder International Inc. 144A , 7.50% ,
9/01/31 (a) 1,406
1,300,000 NCL Corp. Ltd. 144A , 5.88% , 3/15/26 (a) 1,268
1,500,000 Ontario Gaming GTA LP 144A , 8.00% ,
8/01/30 (a) 1,565
510,000 Royal Caribbean Cruises Ltd. 144A , 5.38% ,
7/15/27 (a) 502
1,000,000 Royal Caribbean Cruises Ltd. 144A , 5.50% ,
8/31/26 (a) 991
900,000 Royal Caribbean Cruises Ltd. 144A , 5.50% ,
4/01/28 (a) 889
1,000,000 Royal Caribbean Cruises Ltd. 144A , 7.25% ,
1/15/30 (a) 1,043
1,300,000 Royal Caribbean Cruises Ltd. 144A , 11.63% ,
8/15/27 (a) 1,415
2,775,000 Travel + Leisure Co. 144A , 4.50% , 12/01/29 (a) 2,534
2,025,000 Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp. 144A , 7.13% , 2/15/31 (a) 2,089
24,862
Media  (9%)
2,300,000 Altice Financing SA 144A , 5.00% , 1/15/28 (a) 2,068
600,000 Altice Financing SA 144A , 5.75% , 8/15/29 (a) 523
770,000 AMC Networks Inc. , 4.25% , 2/15/29 593
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.25% , 2/01/31 (a) 1,269
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.25% , 1/15/34 (a) 796
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.50% , 8/15/30 (a) 1,305
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50% , 5/01/32 835
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.50% , 6/01/33 (a) 1,642
2,750,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.75% , 3/01/30 (a) 2,446
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.75% , 2/01/32 (a) 1,717
2,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 5.38% , 6/01/29 (a) 2,373
2,970,000 Cogent Communications Group Inc. 144A ,
7.00% , 6/15/27 (a) 2,982
2,000,000 CSC Holdings LLC 144A , 4.13% , 12/01/30 (a) 1,447
2,600,000 CSC Holdings LLC 144A , 5.75% , 1/15/30 (a) 1,379
500,000 CSC Holdings LLC 144A , 6.50% , 2/01/29 (a) 426
1,000,000 CSC Holdings LLC 144A , 11.25% , 5/15/28 (a) 1,014
950,000 CSC Holdings LLC 144A , 11.75% , 1/31/29 (a) 965
2,300,000 DISH DBS Corp. 144A , 5.25% , 12/01/26 (a) 1,816
1,350,000 DISH DBS Corp. 144A , 5.75% , 12/01/28 (a) 911
2,300,000 EquipmentShare.com Inc. 144A , 9.00% ,
5/15/28 (a) 2,337
Principal
or Shares Security Description
Value
(000)
1,500,000 Gen Digital Inc. 144A , 7.13% , 9/30/30 (a) $ 1,557
2,500,000 Go Daddy Operating Co. LLC/GD Finance Co.
Inc. 144A , 3.50% , 3/01/29 (a) 2,266
1,000,000 Gray Television Inc. 144A , 4.75% , 10/15/30 (a) 783
3,000,000 Gray Television Inc. 144A , 5.38% , 11/15/31 (a) 2,351
2,500,000 Lamar Media Corp. , 4.88% , 1/15/29 2,421
1,300,000 Match Group Holdings II LLC 144A , 3.63% ,
10/01/31 (a) 1,112
1,500,000 Match Group Holdings II LLC 144A , 4.63% ,
6/01/28 (a) 1,413
2,500,000 McGraw-Hill Education Inc. 144A , 8.00% ,
8/01/29 (a) 2,321
3,500,000 Newfold Digital Holdings Group Inc. 144A ,
6.00% , 2/15/29 (a) 2,650
1,400,000 Newfold Digital Holdings Group Inc. 144A ,
11.75% , 10/15/28 (a) 1,515
2,000,000 News Corp. 144A , 5.13% , 2/15/32 (a) 1,881
2,000,000 Nexstar Media Inc. 144A , 4.75% , 11/01/28 (a) 1,834
1,800,000 Outfront Media Capital LLC/Outfront Media
Capital Corp. 144A , 7.38% , 2/15/31 (a) 1,887
1,000,000 Scripps Escrow Inc. 144A , 5.88% , 7/15/27 (a) 902
4,500,000 Sirius XM Radio Inc. 144A , 4.13% , 7/01/30 (a) 3,941
2,000,000 Univision Communications Inc. 144A , 7.38% ,
6/30/30 (a) 1,963
1,500,000 Virgin Media Secured Finance PLC 144A ,
5.50% , 5/15/29 (a) 1,444
61,085
Real Estate  (3%)
2,100,000 Brandywine Operating Partnership LP , 7.80% ,
3/15/28 2,145
1,750,000 GLP Capital LP/GLP Financing II Inc. , 6.75% ,
12/01/33 1,864
4,000,000 Iron Mountain Inc. 144A , 4.88% , 9/15/29 (a) 3,742
1,500,000 Iron Mountain Inc. 144A , 5.25% , 3/15/28 (a) 1,456
1,000,000 Kennedy-Wilson Inc. , 4.75% , 3/01/29 838
2,500,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A , 4.75% , 6/15/29 (a) 2,241
2,500,000 MPT Operating Partnership LP/MPT Finance
Corp. , 3.33% , 3/24/25 EUR (b) 2,432
1,325,000 Piedmont Operating Partnership LP , 9.25% ,
7/20/28 1,411
2,000,000 Service Properties Trust , 5.50% , 12/15/27 1,883
1,000,000 Service Properties Trust , 7.50% , 9/15/25 1,016
2,250,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A , 4.75% , 4/15/28 (a) 1,919
2,750,000 XHR LP 144A , 4.88% , 6/01/29 (a) 2,538
23,485
Retail  (7%)
2,850,000 1011778 BC ULC/New Red Finance Inc. 144A ,
4.00% , 10/15/30 (a) 2,550
2,500,000 Arko Corp. 144A , 5.13% , 11/15/29 (a) 2,205
2,000,000 Asbury Automotive Group Inc. 144A , 4.63% ,
11/15/29 (a) 1,844
2,750,000 Asbury Automotive Group Inc. 144A , 5.00% ,
2/15/32 (a) 2,487
1,000,000 Bath & Body Works Inc. 144A , 6.63% ,
10/01/30 (a) 1,014
2,500,000 Bath & Body Works Inc. , 6.88% , 11/01/35 2,496
650,000 Bath & Body Works Inc. , 7.50% , 6/15/29 (d) 674
2,000,000 Dealer Tire LLC/DT Issuer LLC 144A , 8.00% ,
2/01/28 (a) 1,983
3,500,000 Evergreen Acqco 1 LP/TVI Inc. 144A , 9.75% ,
4/26/28 (a) 3,762

Principal
or Shares Security Description
Value
(000)
3,400,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A , 6.75% ,
1/15/30 (a) $ 3,061
2,000,000 FirstCash Inc. 144A , 4.63% , 9/01/28 (a) 1,871
1,750,000 FirstCash Inc. 144A , 5.63% , 1/01/30 (a) 1,670
2,500,000 Group 1 Automotive Inc. 144A , 4.00% ,
8/15/28 (a) 2,307
2,000,000 Hanesbrands Inc. 144A , 9.00% , 2/15/31 (a) (d) 2,019
1,000,000 LCM Investments Holdings II LLC 144A ,
8.25% , 8/01/31 (a) 1,027
1,000,000 Levi Strauss & Co. 144A , 3.50% , 3/01/31 (a) (d) 866
525,000 Macy's Retail Holdings LLC , 4.30% , 2/15/43 394
1,450,000 Macy's Retail Holdings LLC 144A , 5.88% ,
3/15/30 (a) 1,376
1,400,000 QVC Inc. , 4.38% , 9/01/28 1,039
2,200,000 Raising Cane's Restaurants LLC 144A , 9.38% ,
5/01/29 (a) 2,360
2,800,000 Sonic Automotive Inc. 144A , 4.88% ,
11/15/31 (a) 2,433
2,175,000 Tapestry Inc. , 7.35% , 11/27/28 2,280
4,150,000 Verde Purchaser LLC 144A , 10.50% ,
11/30/30 (a) 4,291
750,000 Walgreens Boots Alliance Inc. , 4.10% , 4/15/50 547
750,000 Walgreens Boots Alliance Inc. , 4.80% ,
11/18/44 (d) 634
2,000,000 Yum! Brands Inc. , 5.38% , 4/01/32 1,947
49,137
Service  (4%)
2,150,000 ADT Security Corp. 144A , 4.13% , 8/01/29 (a) 1,986
2,750,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A , 6.13% , 10/15/26 (a) 2,704
2,000,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A , 8.00% , 2/15/31 (a) 1,997
2,000,000 Carriage Services Inc. 144A , 4.25% , 5/15/29 (a) 1,737
2,900,000 Cimpress PLC , 7.00% , 6/15/26 2,859
2,370,000 Covanta Holding Corp. 144A , 4.88% ,
12/01/29 (a) 2,049
2,000,000 Madison IAQ LLC 144A , 5.88% , 6/30/29 (a) 1,779
1,500,000 Neptune Bidco U.S. Inc. 144A , 9.29% ,
4/15/29 (a) 1,434
2,300,000 Prime Security Services Borrower LLC/Prime
Finance Inc. 144A , 6.25% , 1/15/28 (a) 2,281
2,000,000 PROG Holdings Inc. 144A , 6.00% , 11/15/29 (a) 1,828
2,000,000 United Rentals North America Inc. , 3.88% ,
2/15/31 1,806
1,225,000 Wand NewCo 3 Inc. 144A , 7.63% , 1/30/32 (a) 1,266
2,375,000 WASH Multifamily Acquisition Inc. 144A ,
5.75% , 4/15/26 (a) 2,285
1,120,000 Williams Scotsman Inc. 144A , 7.38% ,
10/01/31 (a) 1,174
27,185
Technology  (2%)
2,750,000 Consensus Cloud Solutions Inc. 144A , 6.50% ,
10/15/28 (a) (d) 2,473
1,000,000 Dun & Bradstreet Corp. 144A , 5.00% ,
12/15/29 (a) (d) 930
2,750,000 NCR Voyix Corp. 144A , 5.25% , 10/01/30 (a) 2,533
2,500,000 Presidio Holdings Inc. 144A , 8.25% , 2/01/28 (a) 2,482
4,000,000 Qorvo Inc. , 4.38% , 10/15/29 3,770
750,000 Seagate HDD Cayman 144A , 8.50% ,
7/15/31 (a) (d) 815
Principal
or Shares Security Description
Value
(000)
2,000,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A , 3.88% , 2/01/29 (a) $ 1,779
14,782
Telecommunications  (3%)
6,000,000 Altice France SA 144A , 5.13% , 7/15/29 (a) 4,392
2,000,000 C&W Senior Financing DAC 144A , 6.88% ,
9/15/27 (a) 1,897
835,000 CommScope Inc. 144A , 4.75% , 9/01/29 (a) 553
2,500,000 Frontier Communications Holdings LLC 144A ,
5.88% , 10/15/27 (a) 2,406
1,000,000 Frontier Communications Holdings LLC 144A ,
6.00% , 1/15/30 (a) 849
1,500,000 Frontier Communications Holdings LLC 144A ,
6.75% , 5/01/29 (a) 1,331
650,000 Level 3 Financing Inc. 144A , 10.50% ,
5/15/30 (a) 650
1,000,000 Millicom International Cellular SA 144A ,
4.50% , 4/27/31 (a) 843
3,250,000 Stagwell Global LLC 144A , 5.63% , 8/15/29 (a) 2,977
3,000,000 Telecom Italia Capital SA , 6.38% , 11/15/33 2,910
3,000,000 Vmed O2 UK Financing I PLC 144A , 4.25% ,
1/31/31 (a) 2,626
21,434
Transportation  (2%)
760,000 American Airlines Inc. 144A , 7.25% , 2/15/28 (a) 771
1,475,000 American Airlines Inc. 144A , 8.50% , 5/15/29 (a) 1,564
3,000,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A , 5.75% , 4/20/29 (a) 2,949
2,000,000 Delta Air Lines Inc. , 3.75% , 10/28/29 1,840
1,850,000 Fortress Transportation and Infrastructure
Investors LLC 144A , 5.50% , 5/01/28 (a) 1,794
1,500,000 Fortress Transportation and Infrastructure
Investors LLC 144A , 7.88% , 12/01/30 (a) 1,584
1,000,000 Fortress Transportation and Infrastructure
Investors LLC 144A , 9.75% , 8/01/27 (a) 1,038
1,500,000 United Airlines Inc. 144A , 4.63% , 4/15/29 (a) 1,389
2,000,000 XPO Inc. 144A , 7.13% , 2/01/32 (a) 2,040
14,969
Utility  (5%)
2,500,000 American Electric Power Co. Inc. , 5.20% ,
1/15/29 2,539
500,000 Calpine Corp. 144A , 4.50% , 2/15/28 (a) 476
1,750,000 Calpine Corp. 144A , 4.63% , 2/01/29 (a) 1,620
1,000,000 Calpine Corp. 144A , 5.13% , 3/15/28 (a) 955
2,500,000 Clearway Energy Operating LLC 144A , 4.75% ,
3/15/28 (a) 2,382
3,000,000 Energizer Gamma Acquisition BV , 3.50% ,
6/30/29 EUR (b) (e) 2,884
1,100,000 EnerSys 144A , 6.63% , 1/15/32 (a) 1,114
4,400,000 NextEra Energy Operating Partners LP 144A ,
7.25% , 1/15/29 (a) 4,536
2,500,000 NRG Energy Inc. 144A , 3.38% , 2/15/29 (a) 2,208
1,500,000 PG&E Corp. , 5.00% , 7/01/28 1,451
2,265,000 Talen Energy Supply LLC 144A , 8.63% ,
6/01/30 (a) 2,406
2,000,000 TransAlta Corp. , 7.75% , 11/15/29 2,104
3,600,000 Venture Global LNG Inc. 144A , 9.50% ,
2/01/29 (a) 3,826
1,450,000 Venture Global LNG Inc. 144A , 9.88% ,
2/01/32 (a) 1,526
2,500,000 Vistra Operations Co. LLC 144A , 5.00% ,
7/31/27 (a) 2,424

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,475,000 Vistra Operations Co. LLC 144A , 6.95% ,
10/15/33 (a) $ 1,560
2,250,000 Vistra Operations Co. LLC 144A , 7.75% ,
10/15/31 (a) 2,339
36,350
Total Corporate Bond (Cost - $623,251)
611,897
Mortgage Backed (2%
)
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364% ) , 14.71% ,
11/25/39 (a) (f) 4,615
1,983,474 Fannie Mae Connecticut Avenue Securities
2016-C02 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364% ) , 17.71% ,
9/25/28 (f) 2,336
1,976,802 Fannie Mae Connecticut Avenue Securities
2016-C04 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364% ) , 15.71% ,
1/25/29 (f) 2,263
1,795,432 STACR Trust 2018-HRP1 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864% ) , 17.21% , 5/25/43 (a) (f) 2,134
Principal
or Shares Security Description
Value
(000)
1,550,000 STACR Trust 2018-HRP2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614% ) , 15.96% , 2/25/47 (a) (f) $ 1,903
Total Mortgage Backed (Cost - $11,406)
13,251
Investment Company (8%
)
53,827,002 Payden Cash Reserves Money Market Fund *
(Cost - $53,827)
53,827
Total Investments (Cost - $743,670) (103%)
734,073
Liabilities in excess of Other Assets (-3%)
(18,575)
Net Assets (100%) $ 715,498
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at January 31,
2024. The stated maturity is subject to prepayments.
(d) All or a portion of these securities are on loan. At January 31, 2024, the total market value of the Fund’s securities on loan is $21,405 and the total market value of the collateral held by the Fund is $22,346. Amounts in 000s.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(g) Perpetual security with no stated maturity date.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 1,370 USD  1,457 Citibank, N.A. 03/18/2024 $ 27
Liabilities:
USD 1,070 CAD  1,444 Citibank, N.A. 03/18/2024 (4)
USD 16,778 EUR  15,583 Citibank, N.A. 03/18/2024 (97)
(101)
Net Unrealized Appreciation (Depreciation)
$(74)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
3-Year Interest Rate Swap, Pay Fixed 2.640% Annually,
Receive Variable 3.907% (ESTRON) Annually 03/24/2025 EUR 2,500 $36 $1 $35
3-Year SOFR Swap, Receive Fixed 4.430% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 03/24/2025 USD 2,550 (22) – (22)
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually,
Receive Variable 3.907% (ESTRON) Annually 02/01/2026 EUR 1,000 8 – 8
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 02/01/2026 USD 1,030 (6) 1 (7)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually,
Receive Variable 3.907% (ESTRON) Annually 04/30/2028 EUR 3,500 (26) 3 (29)

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 04/30/2028 USD 3,630 7 2 5
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 3.907% (ESTRON) Annually 06/30/2029 EUR 3,000 (43) 3 (46)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 3.907% (ESTRON) Annually 04/15/2029 EUR 2,000 (25) – (25)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 06/30/2029 USD 3,130 15 2 13
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 04/15/2029 USD 2,080 5 – 5
$(51) $12 $(63)